Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RENAISSANCE CAPITAL GREENWICH FUNDS
Entity Central Index Key	0001026634
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000146463
Shareholder Report [Line Items]
Fund Name	Renaissance International IPO ETF
Trading Symbol	IPOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Renaissance International IPO ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.
Additional Information Phone Number	1-866-486-6645
Additional Information Website	http://etfs.renaissancecapital.com/document-center? tab=regulatory and https://etfs.renaissancecapital.com/document-center?tab=holdings
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance International IPO ETF	$39	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[1]
AssetsNet	$ 3,860,358
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of 3/31/2025)

Fund Stats	Fund Stats
Total Net Assets	$3,860,358
# of Portfolio Holdings	34
Portfolio Turnover Rate	37%

Holdings [Text Block]
Industry	Value
Automobiles	13.0%
Pharmaceuticals	10.7%
Air Freight & Logistics	7.3%
Semiconductors & Semiconductor Equipment	7.2%
Broadline Retail	6.7%
Banks	6.0%
Metals & Mining	5.7%
Capital Markets	5.4%
Household Durables	4.5%
Hotels, Restaurants & Leisure	4.4%
Others	28.4%
Cash	0.7%

Largest Holdings [Text Block]
Top 10	Value
Galderma Group AG	10.7%
Dr. Ing hc F Porsche AG- (Preference Shares)	7.4%
GoTo Gojek Tokopedia Tbk. PT	6.7%
J&T Global Express Ltd.	6.4%
Zhejiang Leapmotor Technology Co. Ltd.	5.6%
CVC Capital Partners PLC	5.4%
Amman Mineral Internasional PT	5.3%
Midea Group Co. Ltd.	4.5%
Rakuten Bank Ltd.	4.4%
Lottomatica Group SpA	4.4%

C000129677
Shareholder Report [Line Items]
Fund Name	Renaissance IPO ETF
Trading Symbol	IPO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Renaissance IPO ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.
Additional Information Phone Number	1-866-486-6645
Additional Information Website	http://etfs.renaissancecapital.com/document-center? tab=regulatory and https://etfs.renaissancecapital.com/document-center?tab=holdings
Expenses [Text Block]

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance IPO ETF	$28	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%	[2]
AssetsNet	$ 129,677,677
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of 3/31/2025)

Fund Stats	Fund Stats
Total Net Assets	$129,677,677
# of Portfolio Holdings	29
Portfolio Turnover Rate	50%

Holdings [Text Block]
Industry	Value
Semiconductors & Semiconductor Equipment	15.7%
Personal Care Products	10.6%
Financial Services	9.8%
Software	9.0%
Hotels, Restaurants & Leisure	8.8%
Aerospace & Defense	7.2%
Consumer Staples Distribution & Retail	5.4%
Textiles, Apparel & Luxury Goods	5.3%
Electrical Equipment	4.8%
Consumer Finance	4.4%
Others	18.9%
Cash	0.1%

Largest Holdings [Text Block]
Top 10	Value
Kenvue, Inc.	10.6%
Corebridge Financial, Inc.	9.8%
ARM Holdings PLC, ADR	9.1%
Astera Labs, Inc.	6.6%
Maplebear, Inc.	5.4%
Cava Group, Inc.	5.1%
NEXTracker, Inc., Class A	4.8%
Kaspi.KZ JSC, ADR	4.4%
Tempus AI, Inc.	4.1%
Standardaero, Inc.	4.0%

[1]	Annualized.
[2]	Annualized.